Equity in the Eecp Business (Details) - USD ($)		12 Months Ended
	May 20, 2020	Dec. 31, 2023	Dec. 31, 2022
Equity in the EECP Business [Line Items]
Sale of stock percentage	51.00%
Company closed on the sale	$ 1,150,000
E E C P Global Corporation [Member]
Equity in the EECP Business [Line Items]
Loss from investment		$ (206,000)	$ (154,000)
Related Party [Member]
Equity in the EECP Business [Line Items]
Receivables due from related parties		$ 901,000	$ 403,000